Warrants to Purchase Common Stock (Tables)	9 Months Ended
Mar. 31, 2023
Warrants to Purchase Common Stock [Abstract]
Schedule of warrants to purchase common stock
Number of Shares	Exercise Price	Expiration Date
360,000	$2.00	June 28, 2026
29,067	3.00	December 22, 2027
4,933	3.00	January 10, 2028
6,720	3.00	March 31, 2028
400,720